Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Notional amount	$ 5,334,215	$ 4,547,246
Credit risk amount	9,624	7,257
Credit equivalent amount	32,242	37,433
CET1 Risk Weighted Assets	13,032	10,753
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
CET1 Risk Weighted Assets	4,616	2,988
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,124,101	3,375,651
Credit risk amount	168	275
Credit equivalent amount	4,826	5,674
CET1 Risk Weighted Assets	1,271	1,421
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	130,997	169,958
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	509,220	532,713
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	127,595	161,590
Credit equivalent amount	93	65
Interest rate contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	127,595	161,590
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	330,433	330,061
Credit risk amount	36	20
Credit equivalent amount	157	30
CET1 Risk Weighted Assets	82	20
Interest rate contracts [member] | Forward contract [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	11,407	208
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,598,399	2,803,343
Credit risk amount	96	250
Credit equivalent amount	4,436	5,459
CET1 Risk Weighted Assets	1,125	1,341
Interest rate contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	433,541	460,216
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	33,019	39,664
Credit risk amount	36	5
Credit equivalent amount	138	105
CET1 Risk Weighted Assets	63	57
Interest rate contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	3,402	5,474
Interest rate contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	29,617	34,190
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	34,655	40,993
Credit equivalent amount	2	15
CET1 Risk Weighted Assets	1	3
Interest rate contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		2,894
Interest rate contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	34,655	38,099
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	956,367	945,198
Credit risk amount	7,580	6,916
Credit equivalent amount	14,017	14,262
CET1 Risk Weighted Assets	4,691	3,788
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	7,560	32,949
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	920,921	912,249
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	7,476	32,452
Credit equivalent amount	85	56
Foreign exchange and gold contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	7,476	32,452
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	397,994	384,867
Credit risk amount	4,297	4,023
Credit equivalent amount	8,232	7,297
CET1 Risk Weighted Assets	2,604	1,898
Foreign exchange and gold contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	397,994	384,867
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	42,545	39,116
Credit risk amount	712	523
Credit equivalent amount	240	515
CET1 Risk Weighted Assets	76	113
Foreign exchange and gold contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	48	16
Foreign exchange and gold contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	42,497	39,100
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	41,804	40,028
Credit equivalent amount	20	83
CET1 Risk Weighted Assets	5	12
Foreign exchange and gold contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	36	481
Foreign exchange and gold contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	41,768	39,547
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	466,548	448,735
Credit risk amount	2,571	2,370
Credit equivalent amount	5,440	6,311
CET1 Risk Weighted Assets	2,006	1,765
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	438,662	448,735
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	253,747	226,397
Credit risk amount	1,876	66
Credit equivalent amount	13,399	17,497
CET1 Risk Weighted Assets	2,454	2,556
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	98,399	79,225
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	144,058	126,692
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	123,305	101,390
Credit risk amount	455	45
Credit equivalent amount	4,927	5,123
CET1 Risk Weighted Assets	1,505	1,575
Other derivative contracts [member] | Equity derivatives [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	43,323	33,287
Other derivative contracts [member] | Equity derivatives [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	79,982	65,240
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	29,866	37,592
Credit risk amount	239	12
Credit equivalent amount	420	1,421
CET1 Risk Weighted Assets	119	174
Other derivative contracts [member] | Credit Derivative [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	18,902	26,737
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	100,576	87,415
Credit risk amount	1,182	9
Credit equivalent amount	8,052	10,953
CET1 Risk Weighted Assets	830	807
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	55,076	45,938
Other derivative contracts [member] | Commodity and other contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	45,174	34,715
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	3,760,016	2,975,592
Credit equivalent amount	8,081	11,719
CET1 Risk Weighted Assets	169	235
Settled through central counterparties [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	236,956	282,132
Credit equivalent amount	7,300	10,385
CET1 Risk Weighted Assets	153	208
Settled through central counterparties [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	3,523,060	2,693,460
Credit equivalent amount	781	1,334
CET1 Risk Weighted Assets	$ 16	$ 27